U.S. SECURITIES AND EXCHANGE COMMISSION
               WASHINGTON, D.C. 20549

                     FORM 24F-2

            ANNUAL NOTICE OF SECURITIES
            SOLD PURSUANT TO RULE 24f-2


1.  NAME AND ADDRESS OF ISSUER:

         Northbrook Variable Annuity Account
         3100 Sanders Road
         Northbrook, IL 60062

2.  NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH
THIS NOTICE IS FILED:

    Not Applicable.

3.  INVESTMENT COMPANY ACT FILE NUMBER: 811-03688
    SECURITIES ACT FILE NUMBER: 2-82511

4.  LAST DAY OF THE FISCAL YEAR FOR WHICH THIS
NOTICE IS FILED:

    December 31, 1996

5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24f-2 DECLARATION:

    N/A

6.  DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER
RULE 24f-2(a)(1), IF APPLICABLE:

     Not Applicable.


7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24f-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:

    None.

8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24f-2:

    None.




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9.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:

    Number of Securities:   2,269,993
    Dollar Amount:         $2,517,980

10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24f-2:

     Number of Securities:   2,269,993
     Dollar Amount:         $2,517,980

11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:

    None.

12.  CALCULATION OF REGISTRATION FEE:

(i) AGGREGATE SALE PRICE OF SECURITIES
SOLD DURING THE FISCAL YEAR IN RELIANCE
ON RULE 24f-2:                                                  $     2,517,980


(ii) AGGREGATE PRICE OF SHARES ISSUED
 IN CONNECTION WITH DIVIDEND
 REINVESTMENT PLANS:                                            +             0

(iii) AGGREGATE PRICE OF SHARES
 REDEEMED OR REPURCHASED DURING
 THE FISCAL YEAR:                                               -   107,335,680

(iv) AGGREGATE PRICE OF SHARES
 REDEEMED OR REPURCHASED AND
 PREVIOUSLY APPLIED AS A REDUCTION
 TO FILING FEES PURSUANT TO RULE 24e-2:                         +             0

(v) NET AGGREGATE PRICE OF SECURITIES
 SOLD AND ISSUED DURING THE FISCAL YEAR
 IN RELIANCE ON RULE 24f-2:                                     = (104,817,700)

(vi) MULTIPLIER PRESCRIBED BY SECTION 6(b)
 OF THE SECURITIES ACT OF 1933 OR OTHER
 APPLICABLE LAW OR REGULATION:                                  x        1/3300

(vii) FEE DUE [LINE (i) OR LINE (v)
  MULTIPLIED BY LINE (vi)]                                      =        $ 0.00




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13.  CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX
DEPOSITORY AS DESCRIBED IN SECTION 3a OF THE COMMISSION'S RULES OF INFORMAL
AND OTHER PROCEDURES (17 CFR 203.3a).                              ______

DATE OF MAILING OR WIRE  TRANSFER  OF FILING  FEES TO THE  COMMISSION'S  LOCKBOX
DEPOSITORY:



                  SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY:     /s/MICHAEL J. VELOTTA
       ---------------------------

NAME:   MICHAEL J. VELOTTA

TITLE:  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

DATE:   February 26, 1997